Stock option plan (Details 2) (1998 and 2009 Plans, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
1998 and 2009 Plans
Additional disclosures
Unrecognized compensation cost	$ 2,213,000	$ 4,005,000
Weighted average remaining service period for recognition of unrecognized compensation cost	2 years 1 month 20 days